Investments in associates - Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets	$ 104,794	$ 152,926
Current liabilities	17,867	346,276
Revenue	217,809	224,877
Net earnings from continuing operations	85,285	76,627
Other comprehensive (loss) income	9,080	2,177
Comprehensive loss	(174,110)	(54,498)
Osisko Development Corp. [Member]
Disclosure of associates [line items]
Current assets	168,104	61,425
Non-current assets	839,811	641,699
Current liabilities	53,275	41,854
Non-current liabilities	160,802	77,068
Revenue	47,801	4,681
Net earnings from continuing operations	(184,016)	(84,620)
Other comprehensive (loss) income	14,927	(12,846)
Comprehensive loss	(169,089)	(97,466)
Carrying value of investment	207,000
Fair value of investment	192,334
Osisko Mining [Member]
Disclosure of associates [line items]
Current assets	175,012	185,307
Non-current assets	796,242	664,544
Current liabilities	28,244	31,440
Non-current liabilities	230,200	109,502
Revenue	0	0
Net earnings from continuing operations	(2,947)	(8,149)
Other comprehensive (loss) income	(4,570)	(9,816)
Comprehensive loss	(7,517)	(17,965)
Carrying value of investment	99,714	98,885
Fair value of investment	$ 175,082	190,590
Osisko Metals [Member]
Disclosure of associates [line items]
Current assets		5,659
Non-current assets		89,006
Current liabilities		2,676
Non-current liabilities		1,607
Revenue		0
Net earnings from continuing operations		(4,618)
Other comprehensive (loss) income		(36)
Comprehensive loss		(4,654)
Carrying value of investment		13,470
Fair value of investment		$ 12,140